As filed with the U.S. Securities and Exchange Commission on June 7, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2024

Distillate U.S. Fundamental Stability & Value ETF

Ticker: DSTL

Distillate International Fundamental Stability & Value ETF

Ticker: DSTX

Distillate Small/Mid Cash Flow ETF
Ticker: DSMC

Distillate Capital ETFs

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

March 31, 2024 (Unaudited)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate U.S. Fundamental Stability & Value ETF (“DSTL” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2023 through March 31, 2024 (the “current fiscal period”).

The Fund is an actively managed ETF that uses Distillate’s proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive free cash flow-based valuation from a starting universe of large capitalization U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, equity markets have moved solidly higher despite persistently elevated inflation and fluctuations in interest rates as the Federal Reserve continues its efforts to bring inflation closer to its stated 2% target. Economic activity remains strong, measured by gains in gross domestic product, employment and corporate profits. Equity markets continued to be led by several of the largest constituents in the technology sector as enthusiasm for artificial intelligence has taken hold as a dominant theme. The S&P 500® Index returned 23.48% during the current fiscal period. Over the same period, the DSTL market price was up 21.65% and its Net Asset Value (“NAV”) rose 21.71%. The top contributors to the Fund’s performance over the current fiscal period were its holdings of Broadcom, Inc. (+60.2% total return during the period), Dick’s Sporting Goods, Inc. (+109.6%), Williams-Sonoma, Inc. (+106.4%), Applied Materials, Inc. (+50.8%), and Home Depot, Inc. (+29.3%). The largest detractors from Fund performance included Humana, Inc. (-24.9%), VMware, Inc. - Class A (-14.4%), Cisco Systems, Inc. (-5.8%), Bristol-Myers Squibb Company (-4.5%), and Dropbox, Inc. - Class A (-10.8%).

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

March 31, 2024 (Unaudited) (Continued)

The Fund holds approximately 100 stocks and is systematically rebalanced each quarter based on Distillate’s proprietary measures of quality and free cash flow-based valuation. As of March 31, 2024, the Fund’s largest five holdings as a percentage of assets were UnitedHealth Group, Inc. (3.01%), Johnson & Johnson (2.46%), Abbvie, Inc. (2.42%), T-Mobile US, Inc. (2.00%), and Alphabet, Inc. - Class A (1.97%). We thank you for your investment in the Distillate U.S. Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
March 31, 2024 (Unaudited) (Continued)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate International Fundamental Stability & Value ETF (“DSTX” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2023 through March 31, 2024 (the “current fiscal period”).

The Fund is an actively managed ETF that uses Distillate’s proprietary valuation and risk measures with the goal of including only securities with strong balance sheets and attractive free cash flow-based valuation from a starting universe of large- and mid-capitalization non-U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, non-U.S. economic growth showed signs of resilience but varied significantly across regions. International equity markets performed well this latest period, with the Morningstar Global Markets ex-US® Index returning 14.47% during the current fiscal period. Over the same period, the DSTX market price was up 13.59% and its Net Asset Value (“NAV”) rose 13.29%. The top contributors to the Fund’s performance over the current fiscal period were its holdings of Taiwan Semiconductor Manufacturing Company, Ltd. - ADR (+58.3%), LVMH Moet Hennessy Louis Vuitton SE (+21.1%), Shin-Etsu Chemical Company, Ltd. (+50.6%), Industria De Diseno Textil SA (+37.3%), and Schneider Electric SE (+40.3%). The largest detractors from Fund performance included Alibaba Group Holding, Ltd. (-16.8%), PDD Holdings, Inc. - ADR (-21.0%), Baidu, Inc. - Class A (-23.0%), Burberry Group plc (-33.5%), and Baycurrent Consulting, Inc. (-38.4%).

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
March 31, 2024 (Unaudited) (Continued)

The Fund holds approximately 100 stocks and is systematically rebalanced each quarter based on Distillate’s proprietary measures of quality and free cash flow-based valuation. As of March 31, 2024, the Fund’s largest five holdings as a percentage of assets were Alibaba Group Holding, Ltd. (2.44%), Roche Holding AG - ADR (2.28%), Petroleo Brasileiro SA - ADR (2.28%), British American Tobacco plc - ADR (1.97%), and Stellantis NV (1.95%). We thank you for your investment in the Distillate International Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate Small/Mid Cash Flow ETF

Letters to Shareholders
March 31, 2024 (Unaudited) (Continued)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate Small/Mid Cash Flow ETF (“DSMC” or the “Fund”). The information presented in this semi-annual report covers the period from the Fund’s inception on October 1, 2023, through March 31, 2024 (the “current fiscal period”).

The Fund is an actively managed ETF that uses Distillate’s proprietary valuation and risk measures with the goal of including only securities with strong balance sheets and attractive free cash flow-based valuation from a starting universe of small- and mid-capitalization U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, equity markets have moved solidly higher despite persistently elevated inflation and fluctuations in interest rates as the Federal Reserve continues its efforts to bring inflation closer to its stated 2% target. Economic activity remains strong, measured by gains in gross domestic product, employment and corporate profits. U.S. small capitalization equity markets have performed well in this latest period, with the Morningstar US Small Cap® Index rising 20.57% during the first six months of the fiscal year. Over the same period, the DSMC market price was up 21.26% and its Net Asset Value (“NAV”) rose 21.31%, outpacing the benchmark return. The top contributors to the Fund’s performance over the current fiscal period were its holdings of Dick’s Sporting Goods, Inc. (+109.6%), Williams-Sonoma, Inc. (+106.4%), Toll Brothers, Inc. (+75.8%), Dillards, Inc. – Class A (+50.1%), and Tapestry, Inc. (+755.3%). The largest detractors from Fund performance included Medifast, Inc. (-48.1%), Forward Air Corporation (-51.3%), APA Corporation (-15.2%), AMN Healthcare Services, Inc. (-33.3%), and CONSOL Energy, Inc. (-20.2%).

The Fund holds approximately 150 stocks and is systematically rebalanced each quarter based on Distillate’s proprietary measures of quality and free cash flow-based valuation. As of March 31, 2024, the Fund’s largest five holdings as a percentage of assets were Williams-Sonoma, Inc. (1.89%), Dick’s Sporting Goods, Inc. (1.80%), Snap-on, Inc. (1.50%), Skyworks Solutions, Inc. (1.47%), and Owens Corning (1.44%). We thank you for your investment in the Distillate Small/Mid Cash Flow ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate Small/Mid Cash Flow ETF

Letters to Shareholders
March 31, 2024 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Morningstar Global Markets ex-US® Index – This index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Morningstar US Small Cap® Index – The index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

Federal Reserve – The Federal Reserve System, often referred to as the Federal Reserve or simply “the Fed”, is the central bank of the United States. It was created by Congress to provide the nation with a safer, more flexible, and more stable monetary and financial system.

Free Cash Flow – the amount of cash generated by a business in a given period, after subtracting the company’s investment in capital expenditures from operating cash flow. Free cash flow can be used to pay dividends, repurchase shares of the company’s stock, or pay down debt, among other uses.

Fundamental Stability (or Fundamental Volatility) refers to Distillate’s proprietary measure of the long-term variability of a company’s cash flow generation.

Market returns are based off the primary exchange’s official close price at 4:00pm Eastern Time and do not represent the returns you would receive if you traded shares at other times.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Funds’ holdings please view the Schedule of Investments.

Distillate U.S. Fundamental Stability & Value ETF, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Distillate Capital ETFs

Portfolio Allocations
As of March 31, 2024 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical (a)	36.8%
Industrial	17.6
Communications	12.5
Consumer, Cyclical	11.2
Technology	10.1
Financial	5.5
Energy	4.7
Basic Materials	1.5
Other Assets in Excess of Liabilities	0.1
Short-Term Investments (b)	0.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Distillate International Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Cyclical	24.9%
Consumer, Non-cyclical	19.3
Technology	12.5
Industrial	12.1
Communications	12.1
Basic Materials	8.4
Energy	6.9
Financial	3.5
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Distillate Capital ETFs

Portfolio Allocations
As of March 31, 2024 (Unaudited) (Continued)

Distillate Small/Mid Cash Flow ETF

Sector	Percentage of Net Assets
Consumer, Cyclical	23.0%
Industrial	20.9
Energy	16.6
Consumer, Non-cyclical	15.7
Technology	9.0
Basic Materials	5.6
Financial	4.9
Communications	4.2
Short-Term Investments	0.1
Other Assets in Excess of Liabilities (a)	0.0
Total	100.0%

(a)	Represents less than 0.05% of net assets.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Basic Materials — 1.5%
135,796	Eastman Chemical Company	$13,609,475
93,429	Westlake Corporation	14,275,951
		27,885,426
	Communications — 12.5%
238,573	Alphabet, Inc. - Class A (a)	36,007,823
6,212	Booking Holdings, Inc.	22,536,391
596,389	Cisco Systems, Inc.	29,765,775
746,581	Comcast Corporation - Class A	32,364,286
200,627	Etsy, Inc. (a)	13,787,087
70,742	F5, Inc. (a)	13,411,976
117,023	GoDaddy, Inc. - Class A (a)	13,888,290
161,186	Omnicom Group, Inc.	15,596,357
223,558	T-Mobile US, Inc.	36,489,137
73,422	VeriSign, Inc. (a)	13,914,203
		227,761,325
	Consumer, Cyclical — 11.2%
54,878	Cummins, Inc.	16,169,803
61,732	Dick’s Sporting Goods, Inc.	13,881,058
103,114	Lennar Corporation - Class A	17,733,546
267,222	LKQ Corporation	14,272,327
92,263	Lowe’s Companies, Inc.	23,502,153
1,838	NVR, Inc. (a)	14,887,726
144,847	PACCAR, Inc.	17,945,095
131,909	PulteGroup, Inc.	15,910,864
236,006	Tempur Sealy International, Inc.	13,409,861
109,964	Toll Brothers, Inc.	14,226,043
27,944	Ulta Beauty, Inc. (a)	14,611,359
60,510	Vail Resorts, Inc.	13,483,443
44,878	Williams-Sonoma, Inc.	14,250,111
		204,283,389
	Consumer, Non-cyclical — 36.8% (b)
242,690	AbbVie, Inc.	44,193,849
569,712	Altria Group, Inc.	24,850,837
101,956	Amgen, Inc.	28,988,130

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Consumer, Non-cyclical — 36.8% (b) (Continued)
80,319	Automatic Data Processing, Inc.	$20,058,867
601,958	Bristol-Myers Squibb Company	32,644,182
141,687	Cardinal Health, Inc.	15,854,775
76,834	Cigna Corporation	27,905,340
56,366	Corpay, Inc. (a)	17,391,166
345,063	CVS Health Corporation	27,522,225
49,659	Elevance Health, Inc.	25,750,178
235,545	General Mills, Inc.	16,481,084
79,500	Hershey Company	15,462,750
43,622	ICON plc (a)	14,654,811
118,065	Jazz Pharmaceuticals plc (a)	14,217,387
283,841	Johnson & Johnson	44,900,808
299,140	Kroger Company	17,089,868
35,136	McKesson Corporation	18,862,762
95,262	Neurocrine Biosciences, Inc. (a)	13,138,535
277,174	PayPal Holdings, Inc. (a)	18,567,886
310,335	Philip Morris International, Inc.	28,432,893
107,009	Quest Diagnostics, Inc.	14,243,968
19,000	Regeneron Pharmaceuticals, Inc. (a)	18,287,310
168,876	Robert Half, Inc.	13,388,489
61,253	Teleflex, Inc.	13,853,591
22,688	United Rentals, Inc.	16,360,544
111,242	UnitedHealth Group, Inc.	55,031,418
75,769	Universal Health Services, Inc. - Class B	13,824,812
253,705	US Foods Holding Corporation (a)	13,692,459
43,919	Vertex Pharmaceuticals, Inc. (a)	18,358,581
57,544	WEX, Inc. (a)	13,668,426
294,034	WillScot Mobile Mini Holdings Corporation (a)	13,672,581
		671,350,512
	Energy — 4.7%
165,182	Chesapeake Energy Corporation	14,673,117
92,794	Diamondback Energy, Inc.	18,388,986

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Energy — 4.7% (Continued)
685,949	Enterprise Products Partners LP	$20,015,992
826,816	Permian Resources Corporation	14,601,571
69,987	Pioneer Natural Resources Company	18,371,588
		86,051,254
	Financial — 5.5%
51,945	Aon plc - Class A	17,335,085
65,984	Arthur J. Gallagher & Company	16,498,639
26,075	BlackRock, Inc.	21,738,728
163,200	Brown & Brown, Inc.	14,286,528
76,560	Cboe Global Markets, Inc.	14,066,369
82,915	CME Group, Inc.	17,850,770
		101,776,119
	Industrial — 17.6%
192,749	3M Company	20,444,887
152,102	A.O. Smith Corporation	13,607,045
100,136	Allegion plc	13,489,321
69,383	Builders FirstSource, Inc. (a)	14,469,825
195,521	CRH plc	16,865,642
49,339	Eagle Materials, Inc.	13,407,873
66,165	General Dynamics Corporation	18,690,951
106,472	Honeywell International, Inc.	21,853,378
45,847	Huntington Ingalls Industries, Inc.	13,363,025
103,953	Jabil, Inc.	13,924,504
254,816	Knight-Swift Transportation Holdings, Inc.	14,019,976
46,938	Lockheed Martin Corporation	21,350,689
179,386	Masco Corporation	14,149,968
86,122	Middleby Corporation (a)	13,847,556
82,860	Owens Corning	13,821,048
73,414	Packaging Corporation of America	13,932,509
47,779	Snap-on, Inc.	14,153,095
33,179	Teledyne Technologies, Inc. (a)	14,244,408
145,365	Textron, Inc.	13,944,864

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Industrial — 17.6% (Continued)
30,855	TopBuild Corporation (a)	$13,598,724
99,543	Westinghouse Air Brake Technologies Corporation	14,501,424
		321,680,712
	Technology — 10.1%
150,601	Amdocs, Ltd.	13,609,812
215,101	Cognizant Technology Solutions Corporation - Class A	15,764,752
552,032	Dropbox, Inc. - Class A (a)	13,414,378
112,076	Electronic Arts, Inc.	14,869,123
176,986	Microchip Technology, Inc.	15,877,414
133,193	NetApp, Inc.	13,981,269
205,884	ON Semiconductor Corporation (a)	15,142,768
128,426	Paychex, Inc.	15,770,713
117,777	Qorvo, Inc. (a)	13,524,333
149,937	QUALCOMM, Inc.	25,384,334
136,869	Skyworks Solutions, Inc.	14,825,650
219,356	SS&C Technologies Holdings, Inc.	14,119,946
		186,284,492
	TOTAL COMMON STOCKS (Cost $1,647,221,946)	1,827,073,229

	SHORT-TERM INVESTMENTS — 0.0% (c)
4,343	First American Government Obligations Fund - Class X, 5.23% (d)	4,343
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,343)	4,343
	TOTAL INVESTMENTS (Cost $1,647,226,289) — 99.9%	1,827,077,572
	Other Assets in Excess of Liabilities — 0.1%	1,411,776
	NET ASSETS — 100.0%	$1,828,489,348

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.4%
	Australia — 4.8%
10,283	Aristocrat Leisure, Ltd.	$288,471
13,239	BlueScope Steel, Ltd.	205,996
24,670	Fortescue, Ltd.	413,635
7,434	Rio Tinto, Ltd.	590,530
10,517	Sonic Healthcare, Ltd.	201,791
		1,700,423
	Belgium — 0.8%
2,265	UCB SA	279,844
	Brazil — 4.6%
39,650	Hypera SA	261,717
53,605	Petroleo Brasileiro SA - ADR	815,332
23,848	PRIO SA	231,450
86,300	TIM SA/Brazil	306,715
		1,615,214
	Canada — 6.1%
6,084	Canadian Natural Resources, Ltd.	464,556
3,029	CGI, Inc. (a)	334,494
4,645	Magna International, Inc.	253,060
19,857	Manulife Financial Corporation	496,407
2,164	TFI International, Inc.	345,408
5,907	Tourmaline Oil Corporation	276,438
		2,170,363
	China — 8.8%
97,500	Alibaba Group Holding, Ltd.	875,157
20,250	Baidu, Inc. - Class A (a)	265,724
3,086,000	China Tower Corporation, Ltd. - H-Shares (b)	354,874
32,350	JD.com, Inc. - Class A	445,996
58,600	Kuaishou Technology (a)(b)	367,258
19,500	Li Auto, Inc. - Class A (a)	302,225
41,000	Meituan - Class B (a)(b)	507,101
		3,118,335

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Denmark — 2.3%
1,641	DSV AS	$266,590
965	Genmab AS (a)	291,184
1,625	Pandora AS	262,226
		820,000
	Finland — 0.6%
7,578	Neste Oyj	205,424
	France — 8.6%
1,354	Capgemini SE	311,911
5,076	Danone SA	328,320
982	Kering SA	388,534
2,861	Legrand SA	303,487
2,899	Publicis Groupe SA	316,378
3,066	Teleperformance SE	298,279
1,989	Thales SA	339,509
3,735	Vinci SA	479,052
22,739	Worldline SA/France (a)(b)	281,926
		3,047,396
	Germany — 5.4%
2,654	Brenntag SE	223,801
1,604	Deutsche Boerse AG	328,533
3,574	Heidelberg Materials AG	393,517
6,375	Puma SE	289,306
3,611	Siemens AG	690,119
		1,925,276
	Hong Kong — 0.7%
217,000	Geely Automobile Holdings, Ltd.	256,193
	Indonesia — 1.6%
918,300	Astra International Tbk PT	298,281
1,234,500	Telkom Indonesia Persero Tbk PT	270,181
		568,462
	Ireland — 0.7%
2,791	Kerry Group plc - Class A	239,453
	Italy — 0.8%
3,995	Moncler SpA	298,483

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Japan — 16.4%
13,400	Bandai Namco Holdings, Inc.	$247,733
21,300	Denso Corporation	406,029
22,000	Isuzu Motors, Ltd.	296,396
13,700	Japan Tobacco, Inc.	364,621
16,900	MatsukiyoCocokara & Company	270,733
19,500	MISUMI Group, Inc.	270,767
12,000	Nexon Company, Ltd.	199,015
7,500	Niterra Company, Ltd.	248,125
3,300	Nitto Denko Corporation	300,357
17,900	Olympus Corporation	257,066
14,700	Ono Pharmaceutical Company, Ltd.	240,589
10,200	Otsuka Corporation	215,734
20,900	Renesas Electronics Corporation	370,647
26,700	Seven & i Holdings Company, Ltd.	388,119
9,100	Shin-Etsu Chemical Company, Ltd.	397,202
5,900	Shionogi & Company, Ltd.	301,462
16,700	SUMCO Corporation	262,784
8,200	Suntory Beverage & Food, Ltd.	276,972
5,000	Toyo Suisan Kaisha, Ltd.	305,296
4,000	Trend Micro, Inc.	202,584
		5,822,231
	Mexico — 4.2%
490,065	America Movil SAB de CV (a)	459,940
21,557	Fomento Economico Mexicano SAB de CV	280,328
66,236	Grupo Mexico SAB de CV - Class B	391,716
84,023	Wal-Mart de Mexico SAB de CV	339,696
		1,471,680
	Netherlands — 2.0%
24,649	Stellantis NV	701,326
	Norway — 1.8%
16,690	Equinor ASA	440,611
34,715	Norsk Hydro ASA	190,077
		630,688

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Poland — 0.8%
76	LPP SA	$291,593
	Republic of Korea — 4.9%
5,692	Kia Corporation	473,541
2,596	Samsung C&T Corporation	308,724
2,450	Samsung SDS Company, Ltd.	297,731
4,855	SK Hynix, Inc.	642,645
		1,722,641
	South Africa — 0.7%
15,645	Gold Fields, Ltd.	251,080
	Spain — 1.4%
9,550	Industria de Diseno Textil SA	481,352
	Sweden — 2.5%
10,200	Assa Abloy AB - Class B	292,952
10,488	Essity AB - Class B	249,336
13,114	Volvo AB - Class B	355,795
		898,083
	Switzerland — 6.0%
3,106	Cie Financiere Richemont SA	474,159
9,001	Coca-Cola HBC AG	284,604
25,625	Roche Holding AG - ADR	817,949
6,389	STMicroelectronics NV	275,452
3,698	Temenos AG	264,735
		2,116,899
	Taiwan — 3.4%
24,905	ASE Technology Holding Company, Ltd. - ADR	273,706
50,000	Micro-Star International Company, Ltd.	260,909
4,995	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	679,570
		1,214,185
	Thailand — 0.7%
46,800	Advanced Info Service pcl - NVDR	261,657

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	United Kingdom — 7.8%
23,160	British American Tobacco plc - ADR	$706,380
6,383	Bunzl plc	245,770
14,654	Burberry Group plc	224,546
203,687	JD Sports Fashion plc	346,078
3,502	London Stock Exchange Group plc	419,828
2,811	Next plc	327,827
9,979	Unilever plc - ADR	500,846
		2,771,275
	TOTAL COMMON STOCKS (Cost $33,483,804)	34,879,556

	PREFERRED STOCKS — 1.3%
	Germany — 1.3%
4,475	Dr Ing hc F Porsche AG (b)	445,987
	TOTAL PREFERRED STOCKS (Cost $450,343)	445,987

	WARRANTS — 0.0% (c)
	Canada — 0.0% (c)
138	Constellation Software, Inc., Expiration 03/31/2040, Exercise Price: CAD $0.00 (a)(d)(e)	0
	TOTAL WARRANTS (Cost $0)	0

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
90,916	First American Government Obligations Fund - Class X, 5.23% (f)	$90,916
	TOTAL SHORT-TERM INVESTMENTS (Cost $90,916)	90,916
	TOTAL INVESTMENTS (Cost $34,025,063) — 99.9%	35,416,459
	Other Assets in Excess of Liabilities — 0.1%	27,962
	NET ASSETS — 100.0%	$35,444,421

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At March 31, 2024, the value of these securities amounted to $1,957,146 or 5.5% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 or 0.0% of net assets.
(f)	Rate shown is the annualized seven-day yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.0%
	Basic Materials — 5.6%
6,635	Centrus Energy Corporation - Class A (a)	$275,552
8,151	CF Industries Holdings, Inc.	678,244
14,625	Chemours Company	384,053
18,566	Cleveland-Cliffs, Inc. (a)	422,191
5,796	Eastman Chemical Company	580,875
13,494	Mosaic Company	438,015
6,268	Olin Corporation	368,558
4,751	Sylvamo Corporation	293,327
		3,440,815
	Communications — 4.2%
14,343	Cars.com, Inc. (a)	246,413
22,705	Extreme Networks, Inc. (a)	262,016
12,867	Fox Corporation - Class A	402,351
4,036	InterDigital, Inc.	429,672
12,174	Interpublic Group of Companies, Inc.	397,238
7,210	Scholastic Corporation	271,889
5,984	Shutterstock, Inc.	274,127
4,306	Ziff Davis, Inc. (a)	271,450
		2,555,156
	Consumer, Cyclical — 23.0%
5,404	Academy Sports & Outdoors, Inc.	364,986
7,154	Advance Auto Parts, Inc.	608,734
5,129	Allison Transmission Holdings, Inc.	416,270
2,376	BlueLinx Holdings, Inc. (a)	309,450
11,263	BorgWarner, Inc.	391,277
6,845	Buckle, Inc.	275,648
4,931	Carter’s, Inc.	417,557
4,880	Dick’s Sporting Goods, Inc.	1,097,317
1,712	Dillard’s, Inc. - Class A	807,448
7,922	Ethan Allen Interiors, Inc.	273,864
28,040	Everi Holdings, Inc. (a)	281,802
10,334	Foot Locker, Inc.	294,519
8,449	Golden Entertainment, Inc.	311,177
2,315	Group 1 Automotive, Inc.	676,512

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.0% (Continued)
	Consumer, Cyclical — 23.0% (Continued)
3,647	Hibbett, Inc.	$280,126
5,705	KB Home	404,370
7,485	La-Z-Boy, Inc.	281,586
7,977	LKQ Corporation	426,052
6,681	Malibu Boats, Inc. - Class A (a)	289,154
21,331	Nu Skin Enterprises, Inc. - Class A	295,008
5,437	ODP Corporation (a)	288,433
2,662	Patrick Industries, Inc.	318,029
21,983	Sally Beauty Holdings, Inc. (a)	273,029
4,290	Signet Jewelers, Ltd.	429,300
10,797	Tapestry, Inc.	512,642
5,793	Taylor Morrison Home Corporation (a)	360,151
3,288	Thor Industries, Inc.	385,814
6,531	Toll Brothers, Inc.	844,915
8,367	Tri Pointe Homes, Inc. (a)	323,468
8,699	Vista Outdoor, Inc. (a)	285,153
3,634	Williams-Sonoma, Inc.	1,153,903
4,608	Winnebago Industries, Inc.	340,992
		14,018,686
	Consumer, Non-cyclical — 15.7%
3,665	Amedisys, Inc. (a)	337,766
5,465	Cal-Maine Foods, Inc.	321,615
7,559	Collegium Pharmaceutical, Inc. (a)	293,440
12,023	Corcept Therapeutics, Inc. (a)	302,859
3,401	Euronet Worldwide, Inc. (a)	373,872
2,829	Grand Canyon Education, Inc. (a)	385,338
6,969	H&R Block, Inc.	342,248
21,307	Healthcare Services Group, Inc. (a)	265,911
3,895	Insperity, Inc.	426,931
4,165	Jazz Pharmaceuticals plc (a)	501,549
4,558	Korn Ferry	299,734
4,428	ManpowerGroup, Inc.	343,790
7,698	Molson Coors Beverage Company - Class B	517,691
30,823	Pediatrix Medical Group, Inc. (a)	309,155

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.0% (Continued)
	Consumer, Non-cyclical — 15.7% (Continued)
15,350	Perdoceo Education Corporation	$269,546
13,753	Premier, Inc. - Class A	303,941
8,915	PROG Holdings, Inc.	307,033
6,326	Quest Diagnostics, Inc.	842,054
5,464	Robert Half, Inc.	433,186
12,986	SpartanNash Company	262,447
5,572	Stride, Inc. (a)	351,315
9,016	Supernus Pharmaceuticals, Inc. (a)	307,536
3,110	TriNet Group, Inc.	412,044
3,470	United Therapeutics Corporation (a)	797,128
24,803	Vector Group, Ltd.	271,841
		9,579,970
	Energy — 15.7%
2,297	Alpha Metallurgical Resources, Inc.	760,697
13,507	Antero Resources Corporation (a)	391,703
14,175	APA Corporation	487,337
3,037	Arch Resources, Inc.	488,319
37,935	Berry Corporation	305,377
6,140	California Resources Corporation	338,314
7,738	Chesapeake Energy Corporation	687,367
4,678	Chord Energy Corporation	833,808
4,399	CONSOL Energy, Inc.	368,460
19,232	DNOW, Inc. (a)	292,326
8,232	HF Sinclair Corporation	496,966
12,954	Magnolia Oil & Gas Corporation - Class A	336,156
17,587	Marathon Oil Corporation	498,416
8,737	Murphy Oil Corporation	399,281
8,956	Ovintiv, Inc.	464,816
9,027	PBF Energy, Inc. - Class A	519,684
12,966	Peabody Energy Corporation	314,555
7,617	SM Energy Company	379,707
24,623	SunCoke Energy, Inc.	277,501
23,333	US Silica Holdings, Inc. (a)	289,563

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.0% (Continued)
	Energy — 15.7% (Continued)
11,828	Vitesse Energy, Inc.	$280,678
5,986	Warrior Met Coal, Inc.	363,350
		9,574,381
	Financial — 4.9%
6,513	Artisan Partners Asset Management, Inc. - Class A	298,100
11,957	Brightsphere Investment Group, Inc.	273,098
21,619	eXp World Holdings, Inc.	223,324
8,027	Federated Hermes, Inc.	289,935
2,909	Jones Lang LaSalle, Inc. (a)	567,517
4,827	SEI Investments Company	347,061
7,153	Victory Capital Holdings, Inc. - Class A	303,502
1,506	Virtus Investment Partners, Inc.	373,458
21,347	Western Union Company	298,431
		2,974,426
	Industrial — 20.9%
4,898	Apogee Enterprises, Inc.	289,962
3,100	ArcBest Corporation	441,750
17,047	Ardmore Shipping Corporation	279,912
3,662	Atkore, Inc.	697,098
2,980	Boise Cascade Company	457,043
5,068	Brady Corporation - Class A	300,431
7,736	CH Robinson Worldwide, Inc.	589,019
6,099	CTS Corporation	285,372
24,728	DHT Holdings, Inc.	284,372
8,576	Dorian LPG, Ltd.	329,833
2,278	Encore Wire Corporation	598,613
9,836	Forward Air Corporation	305,998
13,646	Genco Shipping & Trading, Ltd.	277,423
8,061	Knight-Swift Transportation Holdings, Inc.	443,516
3,050	Landstar System, Inc.	587,918
5,326	Louisiana-Pacific Corporation	446,905
3,435	Matson, Inc.	386,094
13,207	Metallus, Inc. (a)	293,856
4,863	Mohawk Industries, Inc. (a)	636,518

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.0% (Continued)
	Industrial — 20.9% (Continued)
4,311	Oshkosh Corporation	$537,625
5,252	Owens Corning	876,033
8,535	Ryerson Holding Corporation	285,923
3,093	Snap-on, Inc.	916,208
6,359	Sturm Ruger & Company, Inc.	293,468
5,847	Teekay Tankers, Ltd. - Class A	341,524
17,891	TTM Technologies, Inc. (a)	279,994
3,227	UFP Industries, Inc.	396,953
12,618	Vishay Intertechnology, Inc.	286,176
11,057	World Kinect Corporation	292,458
4,779	Worthington Enterprises, Inc.	297,397
		12,735,392
	Technology — 9.0%
22,745	Adeia, Inc.	248,375
4,876	Amdocs, Ltd.	440,644
14,880	DXC Technology Company (a)	315,605
9,211	Genpact, Ltd.	303,502
3,846	IPG Photonics Corporation (a)	348,794
6,226	Kulicke & Soffa Industries, Inc.	313,230
13,638	MaxLinear, Inc. (a)	254,621
12,766	NetScout Systems, Inc. (a)	278,809
9,520	Photronics, Inc. (a)	269,606
6,567	Qorvo, Inc. (a)	754,090
8,263	Skyworks Solutions, Inc.	895,048
5,954	SS&C Technologies Holdings, Inc.	383,259
3,365	Synaptics, Inc. (a)	328,289
8,602	Teradata Corporation (a)	332,640
		5,466,512
	TOTAL COMMON STOCKS (Cost $53,348,331)	60,345,338

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	MASTER LIMITED PARTNERSHIPS — 0.9%
	Energy — 0.9%
14,478	Alliance Resource Partners LP	$290,284
17,894	Black Stone Minerals LP	285,946
		576,230
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $543,750)	576,230

	SHORT-TERM INVESTMENTS — 0.1%
38,675	First American Government Obligations Fund - Class X, 5.23% (b)	38,675
	TOTAL SHORT-TERM INVESTMENTS (Cost 38,675)	38,675
	TOTAL INVESTMENTS (Cost $53,930,756) — 100.0%	60,960,243
	Other Assets in Excess of Liabilities — 0.0% (c)	20,721
	NET ASSETS — 100.0%	$60,980,964

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF	Distillate Small/ Mid Cash Flow ETF
ASSETS
Investments in securities, at value *	$1,827,077,572	$35,416,459	$60,960,243
Receivable for securities sold	5,360,196	614,911	—
Dividends and interest receivable	2,010,269	166,199	31,139
Cash	10	6,074	16,422
Total assets	1,834,448,047	36,203,643	61,007,804

LIABILITIES
Foreign currency due to custodian, at value*	—	21	—
Payable for capital shares redeemed	5,372,280	—	—
Payable for securities purchased	—	742,731	—
Management fees payable	586,419	16,470	26,840
Total liabilities	5,958,699	759,222	26,840

NET ASSETS	$1,828,489,348	$35,444,421	$60,980,964

Net Assets Consist of:
Paid-in capital	$1,530,054,748	$37,594,725	$51,206,793
Total distributable earnings (accumulated deficit)	298,434,600	(2,150,304)	9,774,171
Net assets	$1,828,489,348	$35,444,421	$60,980,964

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Assets and Liabilities
March 31, 2024 (Unaudited) (Continued)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF	Distillate Small/ Mid Cash Flow ETF
Net Asset Value:
Net assets	$1,828,489,348	$35,444,421	$60,980,964
Shares outstanding ^	33,900,000	1,450,000	1,650,000
Net asset value, offering and redemption price per share	$53.94	$24.44	$36.96

* Identified cost:
Investments in securities	$1,647,226,289	$34,025,063	$53,930,756
Foreign currency	—	2,020	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Operations
For the Six-Months Ended March 31, 2024 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF	Distillate Small/ Mid Cash Flow ETF
INCOME
Dividends*	$15,328,287	$314,031	$433,460
Interest	149,578	1,661	2,049
Total investment income	15,477,865	315,692	435,509

EXPENSES
Management fees	2,942,456	89,282	120,295
Total expenses	2,942,456	89,282	120,295

Net investment income (loss)	12,535,409	226,410	315,214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(15,936,329)	1,588,214	(1,599,601)
In-kind redemptions	172,281,627	—	5,049,597
Foreign currency	—	(57,307)	—
Change in unrealized appreciation (depreciation) on:
Investments	129,618,956	2,389,364	5,297,774
Foreign currency translation	—	(1,196)	—
Net realized and unrealized gain (loss) on investments and foreign currency	285,964,254	3,919,075	8,747,770
Net increase (decrease) in net assets resulting from operations	$298,499,663	$4,145,485	$9,062,984

* Net of foreign withholding taxes	$—	$42,463	$—

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
OPERATIONS
Net investment income (loss)	$12,535,409	$14,495,148
Net realized gain (loss) on investments	156,345,298	(13,471,833)
Change in unrealized appreciation (depreciation) on investments	129,618,956	171,649,092
Net increase (decrease) in net assets resulting from operations	298,499,663	172,672,407

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(11,902,737)	(14,944,880)
Total distributions to shareholders	(11,902,737)	(14,944,880)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	918,822,888	467,070,323
Payments for shares redeemed	(659,240,045)	(64,072,118)
Transaction fees (Note 6)	10	—
Net increase (decrease) in net assets derived from capital share transactions (a)	259,582,853	402,998,205
Net increase (decrease) in net assets	$546,179,779	$560,725,732

NET ASSETS
Beginning of period/year	$1,282,309,569	$721,583,837
End of period/year	$1,828,489,348	$1,282,309,569

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	18,175,000	10,700,000
Shares redeemed	(13,000,000)	(1,550,000)
Net increase (decrease)	5,175,000	9,150,000

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
OPERATIONS
Net investment income (loss)	$226,410	$517,893
Net realized gain (loss) on investments and foreign currency	1,530,907	(2,330,657)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	2,388,168	4,636,674
Net increase (decrease) in net assets resulting from operations	4,145,485	2,823,910

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(221,717)	(558,043)
Total distributions to shareholders	(221,717)	(558,043)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,196,305	14,685,605
Payments for shares redeemed	—	(7,381,440)
Transaction fees (Note 6)	962	12,981
Net increase (decrease) in net assets derived from capital share transactions (a)	2,197,267	7,317,146
Net increase (decrease) in net assets	$6,121,035	$9,583,013

NET ASSETS
Beginning of period/year	$29,323,386	$19,740,373
End of period/year	$35,444,421	$29,323,386

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	650,000
Shares redeemed	—	(400,000)
Net increase (decrease)	100,000	250,000

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023(1)
OPERATIONS
Net investment income (loss)	$315,214	$244,231
Net realized gain (loss) on investments	3,449,996	1,238,096
Change in unrealized appreciation (depreciation) on investments	5,297,774	1,731,713
Net increase (decrease) in net assets resulting from operations	9,062,984	3,214,040

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(312,575)	(244,803)
Total distributions to shareholders	(312,575)	(244,803)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	46,362,448	41,580,045
Payments for shares redeemed	(24,776,660)	(13,904,515)
Net increase (decrease) in net assets derived from capital share transactions (a)	21,585,788	27,675,530
Net increase (decrease) in net assets	$30,336,197	$30,644,767

NET ASSETS
Beginning of period	$30,644,767	$—
End of period	$60,980,964	$30,644,767

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,400,000	1,500,000
Shares redeemed	(750,000)	(500,000)
Net increase (decrease)	650,000	1,000,000

(1)	Fund commenced operations on October 5, 2022. The information presented is for the period from October 5, 2022 to September 30, 2023.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2024,		Year Ended September 30,				Period Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019(1)
Net asset value, beginning of period/year	$44.64		$36.86	$40.96	$32.61	$27.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.40		0.62	0.58	0.46	0.44	0.38
Net realized and unrealized gain (loss) on investments (7)	9.27		7.78	(4.17)	8.51	4.61	2.58
Total from investment operations	9.67		8.40	(3.59)	8.97	5.05	2.96

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.37)		(0.62)	(0.51)	(0.62)	(0.30)	(0.10)
Total distributions to shareholders	(0.37)		(0.62)	(0.51)	(0.62)	(0.30)	(0.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(3)	—	0.00 (3)	—	—	—

Net asset value, end of period/year	$53.94		$44.64	$36.86	$40.96	$32.61	$27.86

Total return	21.71	%(4)	22.87%	-8.91%	27.68%	18.20%	11.93	%(4)

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the year/period (Continued)

	Six-Months Ended March 31, 2024,		Year Ended September 30,				Period Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019(1)
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$1,828,489		$1,282,310	$721,584	$373,774	$179,355	$43,874

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(5)	0.39%	0.39%	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	1.66	%(5)	1.43%	1.36%	1.17%	1.45%	1.55	%(5)
Portfolio turnover rate (6)	52	%(4)	95%	78%	73%	58%	69	%(4)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2024,		Year Ended September 30,		Period Ended September 30,
	(Unaudited)		2023	2022	2021(1)
Net asset value, beginning of period/year	$21.72		$17.95	$25.08	$25.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.16		0.55	0.72	0.59
Net realized and unrealized gain (loss) on investments and foreign currency (7)	2.72		3.77	(7.21)	(0.12)
Total from investment operations	2.88		4.32	(6.49)	0.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.16)		(0.56)	(0.64)	(0.44)
Total distributions to shareholders	(0.16)		(0.56)	(0.64)	(0.44)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(3)	0.01	0.00 (3)	0.00	(3)

Net asset value, end of period/year	$24.44		$21.72	$17.95	$25.08

Total return	13.29	%(4)	24.22%	-26.26%	1.78	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$35,444		$29,323	$19,740	$22,568

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55	%(5)	0.55%	0.55%	0.55	%(5)
Net investment income (loss) to average net assets	1.39	%(5)	2.53%	3.12%	2.78	%(5)
Portfolio turnover rate (6)	70	%(4)	75%	102%	57	%(4)

(1)	Commencement of operations on December 14, 2020.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended March 31, 2024 (Unaudited)		Period Ended September 30, 2023(1)
Net asset value, beginning of period	$30.64		$24.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.24		0.37
Net realized and unrealized gain (loss) on investments (6)	6.29		5.69
Total from investment operations	6.53		6.06

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.21)		(0.32)
Total distributions to shareholders	(0.21)		(0.32)

Net asset value, end of period	$36.96		$30.64

Total return	21.31	%(3)	24.46	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$60,981		$30,645

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55	%(4)	0.55	%(4)
Net investment income (loss) to average net assets	1.44	%(4)	1.28	%(4)
Portfolio turnover rate (5)	57	%(3)	66	%(3)

(1)	Commencement of operations on October 5, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF is to seek long-term capital appreciation. The investment objective of Distillate Small/Mid Cash Flow ETF is to seek capital appreciation. Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018, Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020, and Distillate Small/Mid Cash Flow ETF commenced operations on October 5, 2022.

The end of the reporting period for the Funds is March 31, 2024, and the period covered by these Notes to Financial Statements is the six-month period from October 1, 2023 through March 31, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Distillate U.S. Fundamental Stability & Value ETF
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,827,073,229	$—	$—	$1,827,073,229
Short-Term Investments	4,343	—	—	4,343
Total Investments in Securities	$1,827,077,572	$—	$—	$1,827,077,572

Distillate International Fundamental Stability & Value ETF
Assets(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$34,879,556	$—	$—	$34,879,556
Preferred Stocks	445,987	—	—	445,987
Warrants	—	—	0	0
Short-Term Investments	90,916	—	—	90,916
Total Investments in Securities	$35,416,459	$—	$0	$35,416,459

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

Distillate Small/Mid Cash Flow ETF
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$60,345,338	$—	$—	$60,345,338
Master Limited Partnerships	576,230	—	—	576,230
Short-Term Investments	38,675	—	—	38,675
Total Investments in Securities	$60,960,243	$—	$—	$60,960,243

(1)	See Schedule of Investments for breakout of investments by sector classifications.
(2)	See Schedule of Investments for breakout of investments by country classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns. Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. For the fiscal year/period ended September 30, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Distillate U.S. Fundamental Stability & Value ETF	$(8,918,378)	$8,918,378
Distillate International Fundamental Stability & Value ETF	1,002,916	(1,002,916)
Distillate Small/Mid Cash Flow ETF	(1,945,475)	1,945,475

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective May 1, 2024, Vident Asset Management will no longer serve as the sub-adviser for Distillate U.S. Fundamental Stability & Value ETF. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings,

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, and Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF each pay the Adviser at an annual rate of 0.55% based on each Fund’s average daily net assets, calculated daily and paid monthly. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Distillate U.S. Fundamental Stability & Value ETF	$794,000,778	$785,297,413
Distillate International Fundamental Stability & Value ETF	23,105,250	22,806,723
Distillate Small/Mid Cash Flow ETF	25,064,744	24,850,505

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate U.S. Fundamental Stability & Value ETF	$912,838,522	$656,444,884
Distillate International Fundamental Stability & Value ETF	1,992,279	—
Distillate Small/Mid Cash Flow ETF	46,176,907	24,791,858

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2023 were as follows:

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF
Tax cost of investments	$1,258,595,137	$30,404,534	$29,233,668
Gross tax unrealized appreciation	113,618,216	1,489,275	3,288,080
Gross tax unrealized depreciation	(90,467,175)	(2,693,743)	(1,872,887)
Net tax unrealized appreciation (depreciation)	23,151,041	(1,204,468)	1,415,193
Undistributed ordinary income	415,870	75,034	192
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(11,729,237)	(4,944,638)	(391,623)
Distributable earnings (accumulated deficit)	11,837,674	(6,074,072)	1,023,762

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2023, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

As of September 30, 2023, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate U.S. Fundamental Stability & Value ETF	$—	$11,729,237
Distillate International Fundamental Stability & Value ETF	3,781,540	1,163,098
Distillate Small/Mid Cash Flow ETF	390,349	—

During the fiscal year/period ended September 30, 2023, there was no capital loss carryforward utilized.

The tax character of distributions paid by the Funds during the fiscal year/period ended September 30, 2023 and fiscal year ended September 30, 2022 were as follows:

	Ordinary Income
	Year/Period Ended September 30, 2023	Year Ended September 30, 2022
Distillate U.S. Fundamental Stability & Value ETF	$14,944,880	$8,075,108
Distillate International Fundamental Stability & Value ETF	558,043	669,811
Distillate Small/Mid Cash Flow ETF	244,803	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of Distillate U.S. Fundamental Stability & Value ETF are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Shares of Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are listed and trade on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Distillate U.S. Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF is $300, payable to the Custodian. The standard fixed transaction fee for Distillate International Fundamental Stability & Value ETF is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk (Distillate U.S. Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Foreign Securities Risk (Distillate International Fundamental Stability & Value ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.

Distillate Capital ETFs

Expense Examples

For the Six-Months Ended March 31, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Distillate Capital ETFs

Expense ExampleS

For the Six-Months Ended March 31, 2024 (Unaudited) (Continued)

Distillate U.S. Fundamental Stability & Value ETF
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,217.10	$2.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.05	$1.97

Distillate International Fundamental Stability & Value ETF
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,132.90	$2.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.25	$2.78

Distillate Small/Mid Cash Flow ETF
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,213.10	$3.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.25	$2.78

(1)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the six-month period, multiplied by 183/366, to reflect the one-half year period.

(2)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the six-month period, multiplied by 183/366, to reflect the one-half year period.

Distillate Capital ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Distillate Capital ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended September 30, 2023, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	100.00%
Distillate Small/Mid Cash Flow ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended September 30, 2023 was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate U.S. Fundamental Stability & Value ETF	0.00%
Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	0.00%

Distillate Capital ETFs

Foreign Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year/period ended September 30, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate U.S. Fundamental Stability & Value ETF	$—	$—	$—
Distillate International Stability & Value ETF	89,591	0.52864741	100.00%
Distillate Small/Mid Cash Flow ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://distillatefunds.com. The Funds’ portfolio holdings are posted on their website at https://distillatefunds.com daily.

Distillate Capital ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://distillatefunds.com.

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Adviser

Distillate Capital Partners, LLC
53 West Jackson Blvd, Suite 530
Chicago, Illinois 60604

Sub-Adviser

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF

Symbol – DSTL
CUSIP – 26922A321

Distillate International Fundamental Stability & Value ETF

Symbol – DSTX
CUSIP – 26922B501

Distillate Small/Mid Cash Flow ETF

Symbol – DSMC
CUSIP – 26922B667

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/06/2024

* Print the name and title of each signing officer under his or her signature.